EMPLOYEE BENEFIT PLANS - Schedule of Accumulated Benefit Obligation (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 3	$ 259
Qualified Plan
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	0	255
Non-qualified Plan
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 3	$ 3